Revenue, Other Income and Gains - Schedule of Other Income and Gains (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Other Income and Gains [Abstract]
Bank interest income	¥ 37,840	$ 5,184	¥ 32,409	¥ 9,727
Government grants related to income	9,073	1,243	19,358	33,597
Foreign exchange gain, net	6,694	917	1,621
Rental income	2,324	318	400
Fair value gain on derivative financial instruments			2,822	19,434
Gain on disposal of items of property, plant and equipment			4	2,068
Others	1,428	196	2,702	2,146
Total other income and gains	¥ 57,359	$ 7,858	¥ 59,316	¥ 66,972